Intangible Assets - Schedule of Intangible Assets are Wells Unassigned to a Reserve (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Wells unassigned to a reserve:
Balance at the beginning of period	$ 8,639,242	$ 14,304,961
Additions to construction in progress	20,553,952	20,526,300
Transfers against expenses	(3,663,986)	(9,798,246)
Transfers against fixed assets	(16,440,645)	(16,393,773)
Balance at the end of period	$ 9,088,563	$ 8,639,242